UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Master Enhanced International Series of Quantitative Master Series LLC
Annual Report, December 31, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2009, Master Enhanced International Series (the “Series”) of Quantitative Master Series LLC generated a return of 27.27%, underperforming the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which returned 31.78%. Positive performance from our stock-substitution strategies was overshadowed by negative results from our stock-selection strategies.

Describe the market environment.

•

International equity markets experienced a dramatic recovery during 2009, with the MSCI EAFE Index gaining 31.78% for the year. The declines of 2008 continued in the early months of 2009 as investor confidence remained depressed on fears of a deep recession. However, as the risk of further collapse in global markets loomed, governments worldwide implemented fiscal stimulus packages on an unprecedented scale, and these measures succeeded in somewhat stabilizing the global economy. As signs of a slowdown in economic contraction increased, investors returned to risk assets and were able to purchase companies at generationally low valuations. There was distinct sector leadership during most of the rebound as cyclical sectors outperformed. However, in the fourth quarter, returns broadened out as investors locked in profits and focused more on stock-specific factors.

•

From a global sector perspective, materials (+69.30%), financials (+38.11%) and consumer discretionary (+37.47%) emerged as the best performers, while utilities (+4.18%), telecommunication services (+15.67%) and healthcare (+17.52%) posted comparatively smaller gains. At the country level, Norway, Australia and Singapore were on top, posting gains of 87.07%, 76.43% and 73.96%, respectively. Japan (+6.25%), Finland (+11.14%) and Ireland (+12.28%) posted the lowest returns for the period.

Describe recent portfolio activity.

•

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the Series’ objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above the MSCI EAFE Index.

• As the volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the Series.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced International Series

Portfolio Information December 31, 2009

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	21%
Japan	20
France	10
Australia	9
Switzerland	8
Germany	8
Spain	4
Netherlands	3
Italy	3
Sweden	3
Hong Kong	2
Other[1]	9

[1] Other includes a 1% holding in each of the following countries: Austria, Belgium, Denmark, Finland, Greece, Luxembourg, Norway, Portugal and Singapore.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 8.1%	AGL Energy Ltd.	6,408	$80,543
	AMP Ltd.	27,826	168,078
	AXA Asia Pacific Holdings Ltd.	14,555	85,102
	Amcor Ltd.	10,641	59,242
	Aristocrat Leisure Ltd.	294	1,053
	Australia & New Zealand Banking Group Ltd.	30,668	624,965
	Australian Stock Exchange Ltd.	5,099	158,970
	BHP Billiton Ltd.	50,259	1,923,242
	BlueScope Steel Ltd.	7,213	19,874
	Boral Ltd.	7,301	38,752
	Brambles Ltd.	1	6
	CSL Ltd.	5,644	164,124
	CSR Ltd.	1	2
	Caltex Australia Ltd.	1,699	14,133
	Coca-Cola Amatil Ltd.	13,897	143,285
	Cochlear Ltd.	5,334	329,394
	Commonwealth Bank of Australia Ltd.	33,592	1,640,021
	Crown Ltd.	6,619	47,361
	Energy Resources of Australia Ltd.	1,999	42,660
	Fairfax Media Ltd.	30,310	47,111
	Foster’s Group Ltd.	1	5
	Goodman Fielder Ltd.	18,143	26,420
	Harvey Norman Holdings Ltd.	7,509	28,308
	Insurance Australia Group Ltd.	492	1,767
	James Hardie Industries NV (a)	6,109	46,467
	Leighton Holdings Ltd.	2,133	72,305
	Lend Lease Group	21,631	199,674
	Macquarie Group Ltd.	12,727	545,303
	Map Group	9,774	26,455
	Metcash Ltd.	10,936	43,851
	Mirvac Group	36,431	50,830
	National Australia Bank Ltd.	49,550	1,209,220
	OneSteel Ltd.	18,977	56,999
	Orica Ltd.	5,153	119,807
	Origin Energy Ltd.	6,493	97,689
	Paladin Resources Ltd. (a)	13,227	49,375
	QBE Insurance Group Ltd.	18,579	423,978
	Qantas Airways Ltd.	14,851	39,624

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	US Dollar

See Notes to Financial Statements.

4

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Rio Tinto Ltd.	13,439	$897,116
	SP AusNet	13,810	11,333
	Santos Ltd.	18,269	230,090
	Sims Metal Management Ltd.	2,194	42,988
	Sonic Healthcare Ltd.	372	5,123
	Stockland	13,649	48,088
	Suncorp-Metway Ltd.	18,001	139,362
	Tabcorp Holdings Ltd.	8,254	51,211
	Tatts Group Ltd.	17,266	37,667
	Telstra Corp. Ltd.	30,838	94,807
	Toll Holdings Ltd.	73,486	573,849
	Transurban Group	1	5
	Wesfarmers Ltd. Ordinary Shares	14,372	401,766
	Wesfarmers Ltd. Partially Protected Shares	2,192	61,205
	Westfield Group	1	11
	Westpac Banking Corp.	37,287	842,265
	Woodside Petroleum Ltd.	5,661	238,736
	WorleyParsons Ltd.	2,351	61,045

			12,362,662

Austria - 0.4%	Erste Bank der Oesterreichischen Sparkassen AG	983	36,527
	Immoeast Immobilien Anlagen AG (a)	1	5
	OMV AG	13,330	584,869
	Vienna Insurance Group	560	28,744

			650,145

Belgium - 1.1%	Anheuser-Busch InBev NV	19,084	987,923
	Belgacom SA	2,204	80,012
	Delhaize Group	5,355	409,653
	Groupe Bruxelles Lambert SA	130	12,275
	KBC Bancassurance Holding	2,276	97,789
	Mobistar SA	431	29,547
	Nationale A Portefeuille	487	25,915
	Solvay SA	1	108
	UCB SA	8	334
	Umicore SA	1,813	60,479

			1,704,035

Bermuda - 0.0%	Mongolia Energy Co. Ltd. (a)	1,352	688

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	844	972

Denmark - 1.0%	A P Moller - Maersk A/S, Class A	48	324,237
	A P Moller - Maersk A/S, Class B	6	42,155
	Coloplast A/S, Class B	750	67,824
	DSV A/S	64	1,160
	Danske Bank A/S	3,192	71,658
	Novo-Nordisk A/S, Class B	14,791	944,283
	Topdanmark A/S (a)	225	30,302

See Notes to Financial Statements.

5

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	TrygVesta A/S	353	$23,204
	William Demant Holding (a)	300	22,548

			1,527,371

Finland - 0.9%	Elisa Corp.	2,100	47,931
	Fortum Oyj	3,260	88,442
	Kesko Oyj, Class B	904	29,852
	Kone Oyj, Class B	2,240	95,993
	Metso Oyj	1,918	67,466
	Neste Oil Oyj	5,052	89,774
	Nokia Oyj	206	2,664
	Orion Oyj	1,279	27,583
	Outokumpu Oyj	1,635	30,951
	Rautaruukki Oyj	1,200	27,758
	Sampo Oyj	6,100	148,596
	Stora Enso Oyj, Class R	68,700	481,849
	UPM-Kymmene Oyj	12,300	146,232
	Wartsila Oyj	1,201	48,139

			1,333,230

France - 9.5%	Accor SA	380	20,794
	Air Liquide	2,687	319,559
	Alcatel SA	151,695	510,790
	Alstom	2,857	199,807
	BNP Paribas SA	4,717	374,143
	Bouygues	3,184	164,925
	CNP Assurances	5,823	563,872
	Cap Gemini SA	2,088	95,255
	Carrefour SA	7,204	345,552
	Casino Guichard Perrachon SA	1,772	157,876
	Christian Dior SA	1,740	178,315
	Cie de Saint-Gobain SA	5,234	283,925
	Cie Generale d’Optique Essilor International SA	1,281	76,619
	Compagnie Generale de Geophysique SA (a)	61	1,297
	Compagnie Generale des Etablissements Michelin	1,087	83,252
	Credit Agricole SA	8,598	150,894
	Dassault Systemes SA	2,617	149,024
	Eiffage	584	32,916
	Electricite de France SA	4,313	256,336
	Eurazeo	400	27,746
	European Aeronautic Defense and Space Co.	6	121
	Eutelsat Communications	726	23,293
	Fonciere Des Regions	287	29,347
	France Telecom SA	60	1,499
	GDF Suez	62	2,686
	Hermes International	355	47,258
	ICADE	287	27,478

See Notes to Financial Statements.

6

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	L’Oreal SA	8,716	$973,453
	LVMH Moet Hennessy Louis Vuitton SA	2,594	290,859
	Legrand Promesses	2,170	60,395
	Natixis	2,356	11,764
	PPR	1,082	129,878
	PagesJaunes Groupe SA	50,604	564,048
	Peugeot SA	15,524	521,878
	Publicis Groupe	15,705	638,567
	Renault SA	8,555	438,870
	STMicroelectronics NV	9,781	90,379
	Safran SA	2,734	53,420
	Sanofi-Aventis	13,681	1,075,912
	Schneider Electric SA	2,483	288,705
	Societe Generale SA	9,925	689,588
	Societe Television Francaise 1	1,678	30,817
	Suez Environnement SA	3,838	88,501
	Technip SA	8,242	579,879
	Total SA	31,393	2,016,369
	Unibail - Rodamco	1,253	275,259
	Vallourec SA	3,326	601,735
	Vinci SA	7,907	444,935
	Vivendi SA	16,624	493,395

			14,483,185

Germany - 7.1%	Adidas-Salomon AG	4,297	232,749
	Allianz AG, Registered Shares	5,652	700,621
	BASF SE	11,516	712,733
	Bayer AG	13,236	1,059,191
	Bayerische Motoren Werke AG	15,500	705,595
	Bayerische Motoren Werke AG (Preference Shares)	757	25,057
	Beiersdorf AG	8	527
	Celesio AG	15,423	390,516
	Commerzbank AG	1	8
	DaimlerChrysler AG	11,264	599,961
	Deutsche Bank AG, Registered Shares	7,441	526,153
	Deutsche Lufthansa AG	1	17
	Deutsche Telekom AG	33,702	494,402
	E.ON AG	24,641	1,034,282
	Fresenius Medical Care AG	1,010	53,577
	Hannover Rueckversicherung AG, Registered Shares	859	40,133
	HeidelbergCement AG	2,100	145,282
	Infineon Technologies AG (a)	70,828	394,043
	MAN SE	407	31,580
	Metro AG	9,213	562,663
	Muenchener Rueckversicherungs AG, Registered Shares	3,412	531,452
	RWE AG	4,946	479,971

See Notes to Financial Statements.

7

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Siemens AG	18,007	$1,652,517
	Solarworld AG	1	22
	ThyssenKrupp AG	4,785	179,879
	United Internet AG	10	132
	Volkswagen AG	1,132	125,423
	Wacker Chemie AG	621	108,020

			10,786,506

Greece - 0.6%	Alpha Bank AE	1,030	12,019
	Bank of Cyprus Public Co., Ltd.	16,035	112,270
	EFG Eurobank Ergasias SA (a)	1	11
	Marfin Investment Group SA	185	524
	National Bank of Greece SA	6,556	168,436
	OPAP SA	24,202	531,724
	Piraeus Bank SA (a)	1	11
	Public Power Corp.	1,643	30,471

			855,466

Hong Kong - 2.0%	ASM Pacific Technology Ltd.	3,000	28,364
	BOC Hong Kong Holdings Ltd.	302,503	679,625
	CLP Holdings Ltd.	42,000	284,238
	Cathay Pacific Airways Ltd.	16,000	29,713
	Cheung Kong Holdings Ltd.	25,000	321,254
	Chinese Estates Holdings Ltd.	12,000	20,446
	Esprit Holdings Ltd.	16,600	110,137
	Hang Lung Group Ltd.	12,007	59,381
	Hang Lung Properties Ltd.	52,000	203,858
	Hang Seng Bank Ltd.	4,500	66,204
	Henderson Land Development Co., Ltd.	15,000	112,091
	The Hong Kong & China Gas Ltd.	19,100	47,906
	Hong Kong Electric Holdings Ltd.	3,000	16,342
	Hopewell Holdings Ltd.	321	1,035
	Hutchison Whampoa Ltd.	30,000	205,256
	Kerry Properties Ltd.	10,000	50,580
	The Link REIT	500	1,276
	MTR Corp.	500	1,722
	NWS Holdings Ltd.	12,000	22,024
	New World Development Ltd.	195,000	397,294
	Orient Overseas International Ltd.	659	3,056
	Sun Hung Kai Properties Ltd.	15,000	223,037
	Swire Pacific Ltd., Class A	3,500	42,327
	Television Broadcasts Ltd.	3,000	14,413
	Wharf Holdings Ltd.	19,875	114,063
	Wheelock and Co., Ltd.	14,000	42,704
	Wing Hang Bank Ltd.	2,500	23,266

			3,121,612

See Notes to Financial Statements.

8

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Ireland - 0.3%	CRH Plc	12,160	$330,623
	Kerry Group Plc	3,743	110,078
	Ryanair Holdings Plc (a)	139	656

			441,357

Italy - 2.6%	Assicurazioni Generali SpA	8,207	221,099
	Banca Monte dei Paschi di Siena SpA	31,798	55,588
	Banco Popolare SpA	48,099	360,318
	Enel SpA	191,255	1,107,248
	Exor SpA	1,044	20,334
	Fiat SpA	5,882	86,077
	Fondiaria-SAI SpA	3	48
	Intesa Sanpaolo SpA	1	5
	Mediobanca SpA (a)	822	9,765
	Mediolanum SpA	1	6
	Parmalat SpA	24,364	68,115
	Prysmian SpA	10,212	178,253
	Snam Rete Gas SpA	74,635	370,650
	Telecom Italia SpA	203,869	318,025
	Telecom Italia SpA (Non-Convertible Savings Shares)	508,008	564,238
	UniCredit SpA	177,584	593,798

			3,953,567

Japan - 19.5%	Acom Co., Ltd.	18,560	282,568
	Advantest Corp.	100	2,605
	Aeon Co., Ltd.	18,700	151,781
	Aeon Credit Service Co., Ltd.	1,000	9,654
	All Nippon Airways Co., Ltd.	42,000	114,001
	Amada Co., Ltd.	5,000	31,318
	Aozora Bank Ltd.	1,000	1,063
	Asahi Breweries Ltd.	34,900	642,765
	Asahi Kasei Corp.	26,000	130,273
	Asics Corp.	2,000	17,950
	Astellas Pharma, Inc.	6,600	246,238
	The Bank of Yokohama Ltd.	26,000	118,546
	Benesse Holdings, Inc.	1,100	45,992
	Brother Industries Ltd.	2,902	33,375
	Canon, Inc.	12,900	548,746
	Canon Marketing Japan, Inc.	1,000	14,736
	Casio Computer Co., Ltd.	3,400	27,218
	Central Japan Railway Co.	11	73,626
	Chiyoda Corp.	2,000	15,447
	Chubu Electric Power Co., Inc.	31,900	760,993
	The Chugoku Bank Ltd.	3,000	37,205
	Chugoku Electric Power Co.	3,800	72,573
	Chuo Mitsui Trust Holdings, Inc.	14,000	47,161
	Citizens Holding Co., Ltd.	130	751

See Notes to Financial Statements.

9

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Credit Saison Co., Ltd.	2,000	$22,399
	Dai Nippon Printing Co., Ltd.	8,000	102,001
	Daihatsu Motor Co., Ltd.	3,000	29,988
	Daiichi Sankyo Co., Ltd.	40	839
	Daikin Industries Ltd.	1,200	47,397
	Dainippon Pharma Co., Ltd.	2,000	20,991
	Daito Trust Construction Co., Ltd.	2,900	137,310
	Daiwa Securities Group, Inc.	38,000	191,240
	Dena Co. Ltd.	43	254,725
	Denso Corp.	9,600	290,084
	East Japan Railway Co.	5	316
	Eisai Co., Ltd.	5,900	216,921
	Fuji Media Holdings, Inc.	7	9,699
	Fuji Photo Film Co., Ltd.	22,900	691,595
	Fujitsu Ltd.	26,000	168,699
	Fukuoka Financial Group, Inc.	454	1,582
	Furukawa Electric Co., Ltd.	9,000	37,587
	The Gunma Bank Ltd.	14,000	71,602
	Hisamitsu Pharmaceutical Co., Ltd.	900	29,066
	Hitachi Chemical Co., Ltd.	1,400	28,533
	Hitachi Construction Machinery Co., Ltd.	1,500	39,319
	Hitachi Ltd.	91,000	279,746
	Hitachi Metals Ltd.	2,474	23,802
	Hokuhoku Financial Group, Inc.	27,000	55,205
	Hokuriku Electric Power	2	44
	Honda Motor Co., Ltd.	26,000	882,146
	Hoya Corp.	5,500	146,754
	IHI Corp.	19,000	30,300
	ITOCHU Corp.	21,000	155,122
	ITOCHU Techno-Science Corp.	400	10,741
	Inpex Corp.	23	173,905
	Isetan Mitsukoshi Holdings Ltd.	3,382	30,537
	Isuzu Motors Ltd.	17,000	31,934
	J. Front Retailing Co. Ltd.	7,000	30,914
	JFE Holdings, Inc.	18,700	739,189
	JS Group Corp.	100	1,721
	JSR Corp.	26,300	535,253
	Japan Prime Realty Investment Corp.	25	51,947
	Japan Real Estate Investment Corp.	12	88,462
	Japan Retail Fund Investment Corp.	16	71,956
	KDDI Corp.	57	301,913
	Kamigumi Co., Ltd.	4,000	29,187
	Kaneka Corp.	4,000	25,486
	The Kansai Electric Power Co., Inc.	26,700	602,527

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Kao Corp.	9,000	$210,930
	Kawasaki Heavy Industries Ltd.	2,000	5,076
	Kawasaki Kisen Kaisha Ltd.	147,000	420,023
	Keyence Corp.	100	20,754
	Kinden Corp.	2,000	16,947
	Kirin Holdings Co., Ltd.	12,000	192,444
	Kobe Steel Ltd.	76,000	137,727
	Komatsu Ltd.	18,100	378,908
	Konami Corp.	1,400	24,996
	Konica Minolta Holdings, Inc.	7,000	72,137
	Kubota Corp.	7,000	64,231
	Kuraray Co., Ltd.	4,500	52,964
	Kyocera Corp.	1,300	114,492
	Kyowa Hakko Kirin Co., Ltd.	5,000	52,874
	Kyushu Electric Power Co., Inc.	1,000	20,597
	Makita Corp.	1,700	58,392
	Marubeni Corp.	23,000	127,052
	Marui Group Co., Ltd.	3,700	22,782
	Matsui Securities Co., Ltd.	1,400	9,754
	McDonald’s Holdings Co. Japan Ltd.	964	18,438
	Medipal Holdings Corp.	1,900	23,550
	Mitsubishi Chemical Holdings Corp.	37,000	157,558
	Mitsubishi Corp.	17,700	440,882
	Mitsubishi Electric Corp.	15,000	111,430
	Mitsubishi Estate Co., Ltd.	22,000	351,249
	Mitsubishi Gas Chemical Co., Inc.	5,000	25,196
	Mitsubishi Heavy Industries Ltd.	24,000	84,647
	Mitsubishi Materials Corp.	50,100	122,534
	Mitsubishi Motors Corp. (a)	6	8
	Mitsubishi UFJ Financial Group, Inc.	247,212	1,217,713
	Mitsubishi UFJ Lease & Finance Co., Ltd.	840	25,306
	Mitsui & Co., Ltd.	20,703	293,695
	Mitsui OSK Lines Ltd.	51,000	269,416
	Mitsui Sumitomo Insurance Group Holdings, Inc.	8,800	224,763
	Mitsumi Electric Co., Ltd.	1,100	19,429
	Mizuho Financial Group, Inc.	399,627	718,650
	Mizuho Securities USA, Inc.	8,000	24,208
	Mizuho Trust & Banking Co., Ltd.	65,000	60,643
	NEC Corp.	36,000	93,057
	NGK Insulators Ltd.	1,000	21,869
	NHK Spring Co., Ltd.	2,000	18,622
	NSK Ltd.	7,000	51,366
	NTN Corp.	6,000	27,109
	NTT Data Corp.	18	55,816
	NTT DoCoMo, Inc.	247	344,686
	Namco Bandai Holdings, Inc.	2,700	25,793

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nidec Corp.	1,400	$129,392
	Nikon Corp.	3,000	59,239
	Nintendo Co., Ltd.	3,600	859,813
	Nippon Building Fund, Inc.	13	98,802
	Nippon Express Co., Ltd.	10,000	41,298
	Nippon Oil Corp.	3,000	13,908
	Nippon Paper Group, Inc.	100	2,552
	Nippon Telegraph & Telephone Corp.	9,592	378,913
	Nippon Yusen Kabushiki Kaisha	158,000	486,615
	The Nishi-Nippon City Bank Ltd.	34,000	83,255
	Nissan Motor Co., Ltd.	35,100	308,456
	Nisshinbo Industries, Inc.	2,000	18,531
	Nomura Real Estate Office Fund, Inc.	3	16,316
	Nomura Research Institute Ltd.	1,600	31,466
	ORIX Corp.	6,250	425,527
	Obayashi Corp.	9,000	30,635
	Oracle Corp. Japan	100	4,166
	Otsuka Shokai Co., Ltd.	200	9,976
	Resona Holdings, Inc.	43,045	437,326
	Rinnai Corp.	500	24,163
	Rohm Co., Ltd.	300	19,579
	Sankyo Co., Ltd. (Gunma)	800	40,059
	Secom Co., Ltd.	1,000	47,498
	Seiko Epson Corp.	1,700	27,473
	Seven & I Holdings Co., Ltd.	9,636	196,752
	Seven Bank Ltd.	9	17,967
	Shikoku Electric Power Co., Inc.	2,500	64,594
	Shimadzu Corp.	4,000	26,642
	Shimamura Co., Ltd.	1,100	105,103
	Shimano, Inc.	900	36,335
	Shin-Etsu Chemical Co., Ltd.	8,700	491,188
	Shiseido Co., Ltd.	9,000	172,971
	Showa Denko KK	143,000	284,789
	Showa Shell Sekiyu KK	2,000	16,301
	Softbank Corp.	10,700	250,837
	Sojitz Corp.	15,700	29,706
	Square Enix Holdings Co., Ltd.	3	63
	Stanley Electric Co., Ltd.	2,000	40,567
	Sumitomo Chemical Co., Ltd.	14,000	61,424
	Sumitomo Corp.	16,000	162,924
	Sumitomo Electric Industries Ltd.	4,000	49,824
	Sumitomo Heavy Industries Ltd.	5,000	25,313
	Sumitomo Metal Industries Ltd.	83,300	223,914
	Sumitomo Mitsui Financial Group, Inc.	14,972	429,627
	Sumitomo Realty & Development Co., Ltd.	3,000	56,632
	Sumitomo Rubber Industries, Ltd.	2,300	19,995

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	The Sumitomo Trust & Banking Co., Ltd.	30,000	$147,301
	Suruga Bank Ltd.	9,000	78,429
	Suzuki Motor Corp.	1,300	32,015
	T&D Holdings, Inc.	3,950	81,233
	TDK Corp.	400	24,445
	Taiheiyo Cement Corp.	294,000	335,384
	Taisei Corp.	13,000	22,305
	Takeda Pharmaceutical Co., Ltd.	24,200	997,071
	Terumo Corp.	3,900	235,053
	Tohoku Electric Power Co., Inc.	1,500	29,726
	Tokio Marine Holdings, Inc.	13,233	361,118
	The Tokyo Electric Power Co., Inc.	19,400	486,910
	Tokyo Electron Ltd.	1,000	64,188
	Tokyo Gas Co., Ltd.	9,000	35,925
	Tokyo Steel Manufacturing Co., Ltd.	1,600	18,012
	Tokyo Tatemono Co., Ltd.	4,000	15,387
	Tokyu Corp.	31,000	123,447
	TonenGeneral Sekiyu KK	4,000	33,422
	Toppan Printing Co., Ltd.	8,000	65,137
	Toray Industries, Inc.	2,000	10,881
	Toshiba Corp.	73,000	405,070
	Tosoh Corp.	7,000	19,332
	Toyo Seikan Kaisha Ltd.	2,100	31,992
	Toyo Suisan Kaisha Ltd.	1,000	23,061
	Toyoda Gosei Co., Ltd.	900	27,265
	Toyota Boshoku Corp.	100	2,233
	Toyota Industries Corp.	2,600	77,652
	Toyota Motor Corp.	43,800	1,846,650
	Trend Micro, Inc.	1,500	56,976
	Tsumura & Co.	900	29,096
	UNY Co., Ltd.	3,000	21,156
	USS Co., Ltd.	10	610
	Ushio, Inc.	1,500	25,014
	West Japan Railway Co.	39	130,753
	Yahoo! Japan Corp.	407	122,372
	Yamada Denki Co., Ltd.	1,220	82,303
	Yamaguchi Financial Group, Inc.	3,000	27,848
	Yamaha Corp.	100	1,205
	Yamaha Motor Co., Ltd.	8,600	108,765
	Yamato Kogyo Co., Ltd.	600	19,617
	Yamato Transport Co., Ltd.	3,475	48,372

			29,611,139

Kazakhstan - 0.3%	Eurasian Natural Resources Corp.	35,389	518,361

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Luxembourg - 1.2%	ArcelorMittal	24,346	$1,112,764
	SES Global	15	338
	Tenaris SA	34,616	746,006

			1,859,108

Netherlands - 2.7%	ASML Holding NV	21,758	742,857
	Aegon NV	1	6
	Fugro NV	942	54,108
	Heineken NV	8	380
	ING Groep NV CVA	50,984	490,995
	Koninklijke Ahold NV	54,548	722,689
	Koninklijke Boskalis Westminster NV	905	34,840
	Koninklijke DSM NV	2,421	118,952
	Koninklijke KPN NV	1	17
	Koninklijke Philips Electronics NV	13,430	396,981
	Koninklijke Vopak NV (a)	448	35,506
	Reed Elsevier NV	2,701	33,139
	TNT NV	5,231	160,714
	Unilever NV	40,346	1,313,132

			4,104,316

New Zealand - 0.3%	Auckland International Airport Ltd.	44	64
	Fletcher Building Ltd.	58,360	336,715
	Sky City Ltd.	1	2
	Telecom Corp. of New Zealand Ltd.	66,386	119,257

			456,038

Norway - 0.7%	DnB NOR ASA	7,200	77,729
	Orkla ASA	1,153	11,312
	Statoil ASA	31,124	776,221
	Telenor ASA	12,200	170,430
	Yara International ASA	25	1,132

			1,036,824

Portugal - 0.5%	Banco Comercial Portugues SA, Registered Shares	58,795	70,857
	Banco Espirito Santo SA, Registered Shares	1	7
	Galp Energia SGPS SA	2,355	40,677
	Jeronimo Martins SGPS SA	3,151	31,513
	Portugal Telecom SGPS SA, Registered Shares	50,319	613,996

			757,050

Singapore - 1.3%	CapitaLand Ltd.	8,500	25,216
	CapitaMall Trust	31,000	39,568
	City Developments Ltd.	36,000	294,355
	ComfortDelgro Corp. Ltd.	27,000	31,406
	Cosco Corp. Ltd.	1,000	838
	DBS Group Holdings Ltd.	16,000	173,936
	Fraser and Neave Ltd.	28,000	83,232
	Jardine Cycle & Carriage Ltd.	2,099	40,076
	Keppel Corp. Ltd.	2,000	11,650

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Noble Group Ltd.	20,000	$45,875
	Oversea-Chinese Banking Corp.	21,134	136,085
	SembCorp Industries Ltd.	12,000	31,356
	Sembcorp Marine Ltd.	165,000	430,512
	Singapore Airlines Ltd.	466	4,935
	Singapore Exchange Ltd.	13,000	76,546
	Singapore Telecommunications Ltd.	79,726	175,606
	UOL Group Ltd.	7,000	20,173
	United Overseas Bank Ltd.	11,000	153,117
	Wilmar International Ltd.	39,000	177,333

			1,951,815

Spain - 4.2%	ACS Actividades de Construccion y Servicios SA	13,691	684,381
	Acerinox SA	8,221	171,689
	Banco Bilbao Vizcaya Argentaria SA	32,187	586,608
	Banco de Sabadell SA	1,019	5,660
	Banco Popular Espanol SA	12,352	90,731
	Banco Santander SA	109,897	1,816,010
	Bankinter SA	2,373	24,448
	Corp. Mapfre SA	64,775	272,024
	Criteria Caixacorp. SA	31,951	151,337
	Ferrovial SA	208	2,457
	Fomento de Construcciones y Contratas SA	1,029	43,632
	Gestevision Telecinco SA	1,429	20,785
	Iberdrola Renovables	1	5
	Iberdrola SA	1	10
	Iberia Lineas Aereas de Espana	1	3
	Mapfre Sa Eur (a)	1,439	6,038
	Repsol YPF SA	10,367	278,194
	Sacyr Vallehermoso SA	803	9,216
	Telefonica SA	80,494	2,252,948
	Zardoya Otis SA	1	19

			6,416,195

Sweden - 2.5%	Atlas Copco AB, Class A	25	367
	Electrolux AB	20,563	483,213
	Hennes & Mauritz AB, B Shares	5,675	314,604
	Husqvarna AB	5,919	43,423
	Investor AB	29,400	544,555
	Millicom International Cellular SA - ADR	1,014	75,250
	Nordea Bank AB	36,905	373,922
	SKB AB	5,453	94,029
	SSAB AB	3,756	61,978
	Sandvik AB	14,110	169,912
	Securitas AB	62,648	613,556
	Skandinaviska Enskilda Banken AB, Class A	11,808	72,996
	Skanska AB, Class B	9,884	167,712

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Svenska Cellulosa AB	7,961	$106,142
	Swedbank AB, A Shares	1,800	17,722
	Swedish Match AB	3,469	75,844
	Tele2 AB	4,200	64,517
	Telefonaktiebolaget LM Ericsson	52,022	478,917
	TeliaSonera AB	5	36

			3,758,695

Switzerland - 7.6%	ABB Ltd.	26,453	509,732
	Actelion Ltd. (a)	9	481
	Adecco SA, Registered Shares	1,718	94,773
	Aryzta AG	1,162	43,277
	BKW FMB Energie AG	4	312
	Baloise Holding AG	5	415
	Compagnie Financiere Richemont SA	24,800	833,946
	Credit Suisse Group AG	19,996	990,629
	GAM Holdings Ltd.	3,075	37,235
	Geberit AG	601	106,545
	Holcim Ltd. (a)	3,492	271,389
	Julius Baer Group Ltd.	708	24,899
	Kuehne & Nagel International AG	754	73,311
	Logitech International SA (a)	2,513	43,588
	Nestle SA, Registered Shares	61,296	2,974,918
	Nobel Biocare Holding AG	1,771	59,355
	Novartis AG, Registered Shares	28,464	1,554,397
	Pargesa Holding SA	366	31,845
	Roche Holding AG	9,494	1,623,596
	SGS SA	6	7,833
	Schindler Holding AG	1,011	77,071
	Sonova Holding AG	671	81,292
	Straumann Holding AG, Registered Shares	112	31,457
	The Swatch Group Ltd., Bearer Shares	55	13,922
	The Swatch Group Ltd., Registered Shares	730	34,748
	Swiss Life Holding	514	65,400
	Swiss Reinsurance Co., Registered Shares	3,580	171,499
	Swisscom AG	334	127,559
	Syngenta AG	1,705	481,506
	Synthes, Inc.	125	16,386
	UBS AG	50,924	793,000
	Zurich Financial Services AG	1,661	363,134

			11,539,450

United Kingdom - 19.8%	Admiral Group Plc	6,561	125,451
	Amec Plc	4,742	60,415
	Associated British Foods Plc	5,034	66,737
	AstraZeneca Plc	32,793	1,541,177
	Aviva Plc	27,404	174,321

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	BAE Systems Plc	66,943	$387,444
	BHP Billiton Plc	28,153	897,516
	BP Plc	293,071	2,829,940
	BT Group Plc	110,601	240,870
	Balfour Beatty Plc	130,571	543,351
	Barclays Plc	239,242	1,054,208
	British Airways Plc (a)	1	3
	British American Tobacco Plc	17,750	576,223
	British Land Co. Plc	20,714	159,505
	British Sky Broadcasting Plc	16,207	146,395
	Burberry Group Plc	1	10
	Cable & Wireless Plc	1	2
	Cadbury Plc	11,983	154,072
	Cairn Energy Plc (a)	20	107
	The Carphone Warehouse Plc	38,186	115,117
	Centrica Plc	72,845	329,954
	Cobham Plc	1	4
	Compass Group Plc	65,822	471,054
	Diageo Plc	30,016	523,662
	Drax Group Plc	45,248	301,661
	Experian Group Ltd.	71,364	704,911
	GlaxoSmithKline Plc	68,943	1,461,995
	Group 4 Securicor Plc	1	4
	HSBC Holdings Plc	296,376	3,381,153
	Hammerson Plc	9,930	67,588
	Home Retail Group	12,522	56,793
	Imperial Tobacco Group Plc	7	221
	Inmarsat Plc	5,950	66,302
	Intercontinental Hotels Group Plc	3,543	50,906
	International Power Plc	2,110	10,514
	Invensys Plc	121,548	584,744
	Investec Plc	51,711	353,326
	J Sainsbury Plc	17,241	89,898
	Johnson Matthey Plc	3,038	74,943
	Kazakhmys Plc	3,028	64,113
	Kingfisher Plc	32,410	119,308
	Legal & General Group Plc	82,901	106,650
	Liberty International Plc	2,339	19,337
	Lloyds TSB Group Plc	2	2
	Lonmin Plc (a)	2,178	68,449
	Man Group Plc	42,468	209,594
	Marks & Spencer Group Plc	7,812	50,473
	National Grid Plc	34,803	379,871
	Next Plc	18,083	604,623
	Old Mutual Plc	74,583	130,609

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares		Value

	Petrofac Ltd.		2,960	$49,550
	Resolution Ltd. (a)		1	1
	Rio Tinto Plc, Registered Shares		27,514	1,485,665
	Rolls-Royce Group Plc		98,522	767,231
	Royal & Sun Alliance Insurance Group		283,232	550,256
	Royal Bank of Scotland Group Plc		1	—
	Royal Dutch Shell Plc		50,175	1,518,304
	Royal Dutch Shell Plc, Class B		38,145	1,110,903
	SABMiller Plc		13,301	390,970
	Schroders Plc		1,730	36,973
	Scottish & Southern Energy Plc		13,126	245,689
	Severn Trent Plc		33,308	581,991
	Smiths Group Plc		5,325	86,808
	Standard Chartered Plc		46,219	1,166,838
	Standard Life Plc		1	3
	TUI Travel Plc		106,051	434,630
	Tesco Plc		1	7
	Tullow Oil Plc		11,417	239,533
	Unilever Plc		18,161	582,156
	Vedanta Resources Plc		6,985	292,153
	Vodafone Group Plc		330,767	765,960
	William Morrison Supermarkets Plc		8,543	38,116
	Wolseley Plc (a)		4,016	80,388
	Xstrata Plc		21,256	379,123

				30,158,774

	Total Common Stocks - 94.2%			143,388,561

	Corporate Bonds		Par (000)

Japan - 0.1%	Mitsubishi Corp., 0.00%, 6/17/11 (b)	JPY	5,000	103,517

	Total Corporate Bonds - 0.1%			103,517

	Exchange-Traded Funds		Shares

	iShares MSCI EAFE Index Fund (c)(d)		26,540	1,467,662

	Total Exchange-Traded Funds - 1.0%			1,467,662

	Preferred Stocks

Germany - 0.4%	Henkel KGaA, 1.75%		779	40,908
	RWE AG, 3.50%		7,158	637,172

	Total Preferred Stocks - 0.4%			678,080

	Rights

Belgium - 0.0%	Fortis (Expires 7/01/14)		25,376	—

	Total Rights - 0.0%			—

See Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Warrants (e)	Shares	Value

France - 0.0%	Fonciere Des Regions (Expires 12/31/10)	287	$242

Italy - 0.0%	Mediobanca SpA (Expires 3/18/11)	783	—
	Unione di Banche Italiane ScpA (Expires 6/30/11)	3,377	238

			238

	Total Warrants - 0.0%		480

	Total Long-Term Investments (Cost - $127,330,464) - 95.7%		145,638,300

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(f)	3,052,766	3,052,766

	Total Short-Term Securities (Cost - $3,052,766) - 2.0%		3,052,766

	Total Investments (Cost - $130,383,230*) - 97.7%		148,691,066
	Other Assets Less Liabilities - 2.3%		3,430,718

	Net Assets - 100.0%		$152,121,784

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal tax purposes, were as follows:

Aggregate cost	$140,670,433

Gross unrealized appreciation	$13,396,981
Gross unrealized depreciation	(5,376,348)

Net unrealized appreciation	$8,020,633

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$3,052,766	[1]	—		—	$4,826
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$2,979,058	[2]	—	$2,438
iShares MSCI EAFE Index Fund	$20,474		$1,609,946		$(656,835)	$24,707

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Represents the current yield as of report date.

See Notes to Financial Statements.	19

Master Enhanced International Series

Schedule of Investments December 31, 2009

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	585,000	USD	869,228	Goldman Sachs International	1/15/10	$(30,611)
EUR	650,000	USD	929,695	UBS AG	1/15/10	2,102
USD	74,286	EUR	50,000	Goldman Sachs International	1/15/10	2,609
USD	790,329	EUR	550,000	UBS AG	1/15/10	1,886
GBP	530,000	USD	863,907	UBS AG	1/15/10	(7,924)
HKD	925,000	USD	119,414	Goldman Sachs International	1/15/10	(98)
JPY	100,000,000	USD	1,100,030	UBS AG	1/15/10	(26,234)
SEK	500,000	USD	71,416	UBS AG	1/15/10	(1,525)
USD	69,243	SEK	500,000	UBS AG	1/15/10	(648)

Total						$(60,443)

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

4	Amsterdam Index Futures	Amsterdam	January 2010	$385,193	$(429)
1	Hang Seng Index Futures	Hong Kong	January 2010	$138,957	2,433
13	OMXS30 Index Futures	Stockholm	January 2010	$175,263	(2,194)
2	CAC40 10 Euro Futures	Paris	March 2010	$113,543	(465)
1	Dax Index Futures	Eurex	March 2010	$215,968	(2,387)
11	DJ Euro Stoxx 50 Futures	Eurex	March 2010	$472,000	(3,345)
12	FTSE 100 Index Futures	LIFFE	March 2010	$1,043,598	(4,413)
1	FTSE/MIB Index Futures	Italy	March 2010	$167,908	(1,022)
4	SPI 200 Futures	Sydney	March 2010	$381,535	3,229
10	Topix Index Futures	Tokyo	March 2010	$978,828	(7,657)

Total					$(16,250)

See Notes to Financial Statements.	20

Master Enhanced International Series

Schedule of Investments December 31, 2009

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
France	$242
Italy	238
Spain	6,038
Switzerland	24,899
Exchange-Traded Funds	1,467,662
Short-Term Securities	3,052,766

Total Level 1	4,551,845

Level 2
Long-Term Investments:
Australia	12,362,662
Austria	650,145
Belgium	1,704,035
Bermuda	688
Cayaman Islands	972
Denmark	1,527,371
Finland	1,333,230
France	14,483,185
Germany	11,464,586
Greece	855,466
Hong Kong	3,121,612
Ireland	441,357

See Notes to Financial Statements.	21

Master Enhanced International Series

Schedule of Investments December 31, 2009

Valuation Inputs	Investments in Securities

Assets

Italy	$3,953,567
Japan	29,714,656
Kazakhstan	518,361
Luxembourg	1,859,108
Netherlands	4,104,316
New Zealand	456,038
Norway	1,036,824
Portugal	757,050
Singapore	1,951,815
Spain	6,410,157
Sweden	3,758,695
Switzerland	11,514,551
United Kingdom	30,158,774

Total Level 2	144,139,221

Level 3	—

Total	$148,691,066

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$5,662	$(21,912)
Level 2	6,597	(67,040)
Level 3	—	—

Total	$12,259	$(88,952)

1 Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	22

Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2009

Assets:	Investments at value - unaffiliated (cost - $125,568,311)	$144,170,638
	Investments at value - affiliated (cost - $4,814,919)	4,520,428
	Foreign currency at value (cost - $2,078,709)	2,080,953
	Unrealized appreciation on foreign currency exchange contracts	6,597
	Contributions receivable from investors	652,994
	Dividends receivable	545,385
	Investments sold receivable	212,421
	Reimbursement from investment advisor	41,679
	Prepaid expenses	44,865

	Total assets	152,275,960

Liabilities:	Unrealized depreciation on foreign currency exchange contracts	67,040
	Margin variation payable	17,341
	Investments purchased payable	2,779
	Other affiliates payable	687
	Directors’ fees payable	292
	Other accrued expenses payable	57,429
	Other liabilities	8,608

	Total liabilities	154,176

	Net Assets	$152,121,784

Net Assets Consist of:	Investors’ capital	$133,872,892
	Net unrealized appreciation/depreciation	18,248,892

	Net Assets	$152,121,784

	See Notes to Financial Statements.

Master Enhanced International Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2009

Investment Income:	Dividends	$4,347,516
	Foreign taxes withheld	(302,674)
	Income - affiliated	31,971
	Interest	3,491

	Total income	4,080,304

Expenses:	Custodian	184,756
	Pricing	78,273
	Professional	71,229
	Accounting services	31,809
	Directors	18,211
	Investment advisory	12,542
	Printing	6,121
	Miscellaneous	15,449

	Total expenses	418,390
	Less fees waived by advisor	(344,311)

	Total expenses after fees waived	74,079

	Net investment income	4,006,225

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	(18,856,847)
	Investments - affiliated	(656,835)
	Financial futures contracts	1,357,724
	Foreign currency transactions	287,532

		(17,868,426)

	Net change in unrealized appreciation/depreciation on:
	Investments	45,422,968
	Financial futures contracts	(162,272)
	Foreign currency transactions	(158,701)

		45,101,995

	Total realized and unrealized gain	27,233,569

	Net Increase in Net Assets Resulting from Operations	$31,239,794

	See Notes to Financial Statements.

Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2009	2008

Operations:	Net investment income	$4,006,225	$5,760,277
	Net realized loss	(17,868,426)	(34,476,553)
	Net change in unrealized appreciation/depreciation	45,101,995	(55,347,135)

	Net increase (decrease) in net assets resulting from operations	31,239,794	(84,063,411)

Capital Transactions:	Proceeds from contributions	34,976,258	55,332,450
	Value of withdrawals	(33,255,521)	(59,665,160)

	Net increase (decrease) in net assets derived from capital transactions	1,720,737	(4,332,710)

Net Assets:	Total increase (decrease) in net assets	32,960,531	(88,396,121)
	Beginning of year	119,161,253	207,557,374

	End of year	$152,121,784	$119,161,253

	See Notes to Financial Statements.

Master Enhanced International Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return:	Total investment return	27.27%	(41.13)%	9.60%	27.09%	13.38%

Ratios to Average Net Assets:	Total expenses	0.33%	0.25%	0.19%	0.27%	0.19%

	Total expenses after fees waived	0.06%	0.12%	0.12%	0.17%	0.19%

	Net investment income	3.19%	3.47%	2.63%	2.62%	1.95%

Supplemental Data:	Net assets, end of year (000)	$152,122	$119,161	$207,557	$156,131	$97,974

	Portfolio turnover	105%	146%	126%	145%	67%

See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of the Series are determined as of such times. Occasionally, events affecting the values of such instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts or financial futures contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as of reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remain open for each of the four years ended December 31, 2009.The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Series may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparties. The ISDA Master Agreement allows the Series to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty nonperformance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Series’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Series. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Derivative Instruments Categorized by Risk Exposure:

Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives Statement of Assets and Liabilities Location	Value	Liability Derivatives Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$6,597	Unrealized depreciation on foreign currency exchange contracts	$67,040
Equity contracts*	Net unrealized appreciation/depreciation	$5,662	Net unrealized appreciation/depreciation	$21,912

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Year Ended December 31, 2009

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Foreign Currency Exchange Contracts

Foreign currency transactions	—	$156,046
Equity contracts	$1,357,724	—

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Exchange Contracts

Foreign currency transactions	—	$(172,918)

Equity contracts	$(162,272)	—

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	73
Average value	$65,999
Foreign currency exchange contracts:
Average number of contracts	16
Average US dollar amount	$4,017,804

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.12% of the average daily value of the Series’ net assets. This arrangement has a one-year term and is renewable. For the year ended December 31, 2009, the Series waived $343,813, which is included in fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended December 31, 2009, the Series waived $498, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $2,361 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009, were $132,171,772 and $126,767,736, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2009, the Series had the following industry classifications:

Percent of
Long-Term
Industry	Investments

Commercial Banks	14%
Pharmaceuticals	7
Oil, Gas & Consumable Fuels	7
Metals & Mining	7
Other*	65

          * All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series’ financial statements through March 1, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
March 1, 2010

MASTER ENHANCED INTERNATIONAL SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced International Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

          At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.          Nature, Extent and Quality of the Services

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (Capitalization Weighted) Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.          The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio’s performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rates compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers. The Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit the Portfolio’s total net expenses.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E.	Other Factors

          The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and	36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of

				36 RICs consisting of 106 Portfolios	None

Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004

			173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			173 RICs consisting of 304 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced International Series of Quantitative Master Series LLC	$43,700	$43,300	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced International Series of Quantitative Master Series LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2010